Organization and Principal Activities (The Company Sold Huayi Music) (Narrative) (Details) (Huayi Music [Member])	1 Months Ended
	May 31, 2010 USD ($)	May 31, 2010 CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest disposed	51.00%	51.00%
Aggregate consideration for disposed equity interest	$ 5,045,754	34,450,000